PENSION AND OTHER POSTRETIREMENT BENEFITS - Fair Value of Deferred Compensation Plans (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017	Jul. 01, 2016
Assets
Fair value of plan assets	$ 5,305	$ 5,133	$ 4,489
Investments measured at NAV assets	1,240	920
Level 1 | Equity securities and mutual funds
Liabilities
Fair value of plan liabilities	38	46
Level 1 | Equity and fixed income securities
Assets
Fair value of plan assets	46	37
Fair Value
Assets
Fair value of plan assets	136	112
Investments measured at NAV assets	90	75
Liabilities
Fair value of plan liabilities	149	126
Fair Value | Equity securities and mutual funds
Liabilities
Fair value of plan liabilities	38	46
Fair Value | Common/collective trusts and guaranteed investment contracts
Liabilities
Investment measured at NAV liabilities	111	80
Fair Value | Equity and fixed income securities
Assets
Fair value of plan assets	46	37
Fair Value | Equity and fixed income funds
Assets
Investments measured at NAV assets	63	50
Fair Value | Corporate-owned life insurance
Assets
Investments measured at NAV assets	$ 27	$ 25